Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 65.1	$ 73.3
Deferred income tax liabilities	(40.4)	(88.6)
Deferred income tax assets	65.1	73.3	[1]
Deferred income tax liabilities	(40.4)	(88.6)	[1]	$ (125.2)
Net deferred tax liabilities	24.7	(15.3)		(61.4)
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		49.1
NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	73.7	0.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(41.2)	(57.2)
Deferred income tax liabilities	(13.6)	(12.3)
Net deferred tax liabilities	(54.8)	(69.5)		(102.9)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(21.9)	0.3
Deferred income tax liabilities	(57.4)	(123.8)
Net deferred tax liabilities	(79.3)	(123.5)		(144.7)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	28.2	21.1
Deferred income tax liabilities	19.4	17.7
Net deferred tax liabilities	47.6	38.8		50.2
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	15.2	99.0
Deferred income tax liabilities	81.1	70.5
Net deferred tax liabilities	96.3	169.5		134.6
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(9.9)	(87.8)
Deferred income tax liabilities	(72.2)	(63.2)
Net deferred tax liabilities	(82.1)	(151.0)		(115.7)
Unrealized exchange differences and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	77.1	23.6
Deferred income tax liabilities	1.0	(3.9)
Net deferred tax liabilities	78.1	19.7		34.7
Unrealized exchange differences and other | NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	72.1
Unrealized capital allowances and tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	17.6	74.3
Deferred income tax liabilities	1.3	26.4
Net deferred tax liabilities	18.9	100.7		$ 82.4
Unrealized capital allowances and tax losses | Latam
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets		70.9
Unrealized capital allowances and tax losses | NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	17.6	25.2
Finance costs | NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	83.3	28.4
Undistributed earnings of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (6.9)	$ (9.4)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)